Note 3 - Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
NOTE
3
Other Comprehensive (Loss) Income
The components of other comprehensive (loss) income and the related tax effects were as follows:

	For the years ended December 31,
	2018			2017			2016
(Dollars in thousands )	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Securities available for sale:
Gross unrealized (losses) gains arising during the period	$(94)	(25)	(69)	33	12	21	(1,016)	(404)	(612)
Less reclassification of net losses included in net income	0	0	0	0	0	0	(10)	(4)	(6)
Net unrealized (losses) gains arising during the period	(94)	(25)	(69)	33	12	21	(1,006)	(400)	(606)
Reclassification of certain income tax effects from accumulated other comprehensive income	0	0	0	0	(158)	158	0	0	0
Other comprehensive (loss) income	$(94)	(25)	(69)	33	170	(137)	(1,006)	(400)	(606)

The reclassification in
2017
relates to the change in the tax rate that occurred because of the enactment of the Tax Cuts and Jobs Act in the fourth
quarter of
2017.